IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Supplement dated July 28, 2023
to the
Roundhill Sports Betting & iGaming ETF
(NYSE Arca, Inc.: BETZ)
Summary Prospectus and Statutory Prospectus,
each dated April 30, 2023

On July 27, 2023, Roundhill Financial Inc. (the “Adviser”), the investment adviser to the Roundhill Sports Betting & iGaming ETF (the “Fund”), a series of Listed Funds Trust (the “Trust”), recommended, and the Board of Trustees (the “Board”) of the Trust approved, a change in the index the Fund seeks to track from the Roundhill Sports Betting and iGaming Index (the “Current Index”), an affiliated index created by the Adviser, to the Morningstar® Sports Betting & iGaming Select IndexSM (the “New Index”). In connection with the change in index, the Board also approved several other related changes, each of which is described below. These changes are expected to become effective on October 2, 2023, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).
I.    Index
On the Effective Date, the Fund will replace its Current Index with the New Index as shown below, and all references to the Current Index in the Fund’s Prospectuses and SAI will be replaced with references to the New Index. Similar to the Current Index, the New Index is designed to provide targeted exposure to companies involved in the sports and online betting industry. Unlike the Current Index, the New Index was created and is maintained by Morningstar, Inc.

Current Index	New Index
Roundhill Sports Betting & iGaming Index	Morningstar® Sports Betting & iGaming Select IndexSM
II.    Investment Objective
On the Effective Date, the Fund’s current investment objective, as stated under the heading “Fund Summary – Investment Objective” in the Fund’s Prospectuses, will be deleted in its entirety and replaced with the investment objective below.
Investment Objective
The Roundhill Sports Betting & iGaming ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Morningstar® Sports Betting & iGaming Select IndexSM (the “Index”).
III.    Principal Investment Strategies
On the Effective Date, the description of the Fund’s investment strategies, as set forth under the heading “Fund Summary – Principal Investment Strategies” in the Fund’s Prospectuses, will be deleted in its entirety and replaced with the description below, which describes the Fund’s New Index.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to track the total return performance, before fees and expenses, of the Index.
Morningstar® Sports Betting & iGaming Select IndexSM
The Index was developed by Morningstar, Inc. (the “Index Provider”) and is designed to provide pure exposure to sports and online betting themes. In order to achieve such exposure, the Index is comprised of common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of domestic and foreign sports and online betting (a/k/a iGaming) companies. The Index

Provider defines sports betting and iGaming companies as follows (although the definitions may change over time):
Sports Betting Companies – companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome, such as online bookmaking.
iGaming Companies – companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery.
The composition of the Index is based on the following rules:
Stocks included in the Index must (i) receive a score 1 or higher from the Index Provider on either a Sports Betting or iGaming theme, (ii) have a free-float market capitalization of at least $100 million (USD), and (iii) have a minimum three-month average daily traded value of $250,000 (USD). The Index Provider will assign a score of 1 or higher to a company that the Index Provider has determined (a) is a producer of related goods or services or a supplier of those producers, and (b) is highly likely to enjoy a material net profit increase from its exposure to such Sports Betting or iGaming theme over the next five years. The Index Provider estimates the percent revenue a company will derive from its exposure to each theme at a point in time five years forward, which translates to the following scores: 0 = less than 10% revenue; 1 = 10% - 25% of revenue for a producer or supplier; 2 = 25% - 50% of revenue for a producer or supplier; 3 = greater than 50% of revenue for a supplier; 4 = greater than 50% revenue for a producer. Scores are reviewed by the Index Provider’s steering committee for quality control and to ensure consistency.
Index components are weighted in proportion to both their combined theme score and their free-float market capitalization, subject to capping constraints. A company is then assigned a tilt factor based on its combined theme score, with higher theme scores receiving heavier tilt factors. Index components are capped to ensure that no Index component has a weight greater than 10% and the sum of components with weights greater than or equal to 5% cannot exceed 40%.
The Index is reconstituted and rebalanced annually on the Monday following the third Friday in December. The number of stocks included in the Index may vary and is subject to the selection and eligibility criteria at the time of reconstitution. As of July 24, 2023, the Index had 33 components.
The Fund’s Investment Strategy
The Fund will generally invest all, or substantially all, of its assets in the component securities of the Index, but also may invest in investments that provide comparable exposure, including but not limited to depositary receipts representing Index components and investments in other ETFs. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in securities issued by Sports Betting and iGaming Companies.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund also may invest in securities or other investments not included in the Index, but which the Sub-Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of July 24, 2023, the Index was concentrated in the Casinos and Gaming Sub-Industry, a separate industry within the Consumer Discretionary Sector.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).
IV.    Principal Investment Risks
On the Effective Date, “Index Provider Risk”, a summary of which is included below, is hereby added as a principal risk of the Fund under the heading “Principal Investment Risks” in the Fund’s Summary Prospectus and Prospectus.
Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, construct, reconstitute, rebalance, compose, calculate, and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
V.    Additional Information about the Index
On the Effective Date, the disclosure under the heading “Additional Information about the Indexes” in the Fund’s Prospectus is deleted in its entirety and replaced with the disclosure below.
Nasdaq CTA Global Video Games Software IndexTM – Nasdaq and the CTA jointly serve as the Index Provider. Nasdaq also serves as the Index Calculation Agent.
Morningstar® Sports Betting & iGaming Select IndexSM – Morningstar, Inc. serves as the Index Provider and Index Calculation Agent.
Ball Metaverse Index – Ball Metaverse Research Partners LLC serves as the Index Provider. Solactive AG serves as the Index Calculation Agent.
IO Digital Infrastructure Index – IO Digital Index Partners serves as the Index Provider. Solactive AG serves as the Index Calculation Agent.
Solactive Roundhill Meme Stock Index – Solactive AG serves as the Index Provider and the Index Calculation Agent.
Each Index Provider and Index Calculation Agent provides information to the respective Fund about its Index constituents and does not provide investment advice with respect to the desirability of investing in, purchasing, or selling any Index constituent or securities generally. In addition, each Index Provider and Index Calculation Agent is an independent third party that is not affiliated with the respective Fund, the Adviser, the Sub-Adviser, the Fund’s distributor, or any of their respective affiliates.
Each Index is calculated as a gross total return index.
VI.    Additional Information about the Fund
On the Effective Date, the fourth paragraph under the headings “Additional Information About the Funds – Principal Investment Strategies” in the Prospectus is deleted in its entirety and replaced with the paragraph below.
The Sports Betting ETF invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in securities issued by Sports Betting and iGaming Companies. Sports Betting Companies are companies engaged, directly or indirectly, in analyzing sports events and wagering on the outcome. Sports Betting Companies may include companies engaged in: online bookmaking; media production connected to sports betting activities, such as the producers of podcasts, videos and blogs; developing and/or providing technology solutions and services for other Sports Betting Companies; providing marketing solutions and services for other Sports Betting Companies; and investing in Sports Betting Companies, such as owners of investment portfolios comprising companies exposed to sports betting activities or the underlying assets of such companies. iGaming Companies are companies engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery. iGaming Companies may include companies engaged in: online bookmaking; media production connected to sports betting activities, such as the producers of podcasts, videos and blogs; developing and/or providing technology solutions and services for other iGaming Companies; providing marketing solutions and services for other iGaming Companies; investing in iGaming Companies, such as owners of investment portfolios comprising companies exposed to iGaming activities or the underlying assets of such companies; and developing and/or providing games, such as casino developers and bingo and lottery game developers.
In addition, on the Effective Date, the disclosure under the headings “Additional Information About the Funds – Principal Investment Strategies – Sports Betting ETF” in the Prospectus is deleted in its entirety and replaced with the disclosure below.
The Morningstar® Sports Betting & iGaming Index is designed to deliver unparalleled, thematically pure exposure to the sports and online betting themes by drawing on the in-depth knowledge and forward-looking insights of Morningstar’s equity research team.
At each reconstitution, securities for the Morningstar Sports Betting & iGaming Select Index are derived from the equity universe scored on the Sports Betting and iGaming themes by Morningstar’s equity research team. The index components are weighted in proportion to both their combined theme score (Sports Betting score plus iGaming score) and their free-float market capitalization subject to capping constraints.
The Index is reconstituted and rebalanced annually on the Monday following the third Friday in December. Index components are capped to ensure that no Index component has a weight greater than 10% and the sum of components with weights greater than or equal to 5% cannot exceed 40%.
The Fund’s Total Annual Fund Operating Expenses are not expected to change as a result of the change in the Fund’s Index and other related changes described in this Supplement.

Please retain this Supplement with your Summary Prospectus and Statutory Prospectus for future reference.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Supplement dated July 28, 2023
to the
Roundhill Sports Betting & iGaming ETF
(NYSE Arca, Inc.: BETZ)
Statement of Additional Information (“SAI”),
dated April 30, 2023

On July 27, 2023, Roundhill Financial Inc. (the “Adviser”), the investment adviser to the Roundhill Sports Betting & iGaming ETF (the “Fund”), a series of Listed Funds Trust (the “Trust”), recommended, and the Board of Trustees (the “Board”) of the Trust approved, a change in the index the Fund seeks to track from the Roundhill Sports Betting and iGaming Index (the “Current Index”), an affiliated index created by the Adviser, to the Morningstar® Sports Betting & iGaming Select IndexSM (the “New Index”). In connection with the change in index, the Board also approved the following related change. These changes are expected to become effective on October 2, 2023, or such later date as deemed appropriate by the officers of the Trust (the “Effective Date”).
On the Effective Date, the footnote to the second non-fundamental investment policy under the heading “Investment Restrictions” in the SAI is deleted in its entirety and replaced with the following:
* For purposes of this policy, Sports Betting and iGaming Companies are companies that the Index Provider determines provide exposure to the sports and online betting and iGaming themes and which satisfy the Index Provider’s Index security selection criteria, as such criteria may be modified from time to time. Sports Betting Companies generally are engaged, directly or indirectly, in analyzing sports events and wagering on the outcome. Sports Betting Companies may include companies engaged in: online bookmaking; media production connected to sports betting activities, such as the producers of podcasts, videos and blogs; developing and/or providing technology solutions and services for other Sports Betting Companies; providing marketing solutions and services for other Sports Betting Companies; and investing in Sports Betting Companies, such as owners of investment portfolios comprising companies exposed to sports betting activities or the underlying assets of such companies. Generally, iGaming Companies are engaged, directly or indirectly, in betting online in games of chance, such as poker, slots, blackjack, or the lottery. iGaming Companies may include companies engaged in: online bookmaking; media production connected to sports betting activities, such as the producers of podcasts, videos and blogs; developing and/or providing technology solutions and services for other iGaming Companies; providing marketing solutions and services for other iGaming Companies; investing in iGaming Companies, such as owners of investment portfolios comprising companies exposed to iGaming activities or the underlying assets of such companies; and developing and/or providing games, such as casino developers and bingo and lottery game developers.
The Fund’s Total Annual Fund Operating Expenses are not expected to change as a result of the change in the Fund’s Index and other related changes described in this Supplement.

Please retain this Supplement with your SAI for future reference.